INCOME TAXES	12 Months Ended
	Nov. 30, 2025	Jun. 30, 2025
INCOME TAXES
INCOME TAXES
10.	INCOME TAXES

A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

		Period from December 14,
		2023 (inception)
	For the year ended	through November 30,
	November 30, 2025	2024
Loss before income taxes	$(5,260,632)	$(1,020,057)
Expected recovery at statutory rate of 21%	(1,104,733)	(214,212)
Permanent book/tax differences	17,225	3,230
Financing fees charged to equity	—	(1,771)
Change in estimate	1,771	—
Change in valuation allowance	1,085,737	212,753
Total tax benefit	$—	$—

		Period from December 14,
		2023 (inception)
	For the year ended	through November 30,
	November 30, 2025	2024
US federal statutory rate	21%	21%
Effects of:
Valuation allowance	(21)%	(21)%
	—	—

10.	INCOME TAXES (continued)

Deferred Income Tax

The significant components of the deferred tax assets and liabilities consisted of the following:

	November 30, 2025	November 30, 2024
Deferred tax assets
Net operating loss carryforwards	$1,295,598	$196,636
Mineral resources	—	14,700
Share issuance costs	2,892	1,417
Total gross deferred tax assets	1,298,490	212,753
Valuation allowance	(1,298,490)	(212,753)
Net deferred tax asset	$—	$—

As of November 30, 2025, the Company had approximately $6,169,512 (November 30, 2024 — $936,360) of federal net operating loss carry forwards that carry forward indefinitely. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code.

In assessing the realizability of deferred tax assets, management considers all positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, the net deferred tax assets are fully offset by a valuation allowance at November 30, 2025.

The Company is subject to U.S. federal income tax examinations by tax authorities for all tax years since inception due to unexpired net operating loss carryforwards originating in and after that year. The Company may be subject to income tax examinations for the various state taxing authorities which vary by jurisdiction.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

Oregon Energy LLC
INCOME TAXES
INCOME TAXES

13.INCOME TAXES

A reconciliation between the effective income tax rate and the federal statutory income tax rate for the years ended June 30, 2025 and 2024 is as follows:

	2025	2024
Loss before income taxes	$(153,783)	$(773,772)
Expected recovery at federal rate of 21%	(32,294)	(162,492)
Expected recovery at Oregon rate of 6.6%	(10,150)	(51,069)
Permanent book/tax differences	21	840
Change in valuation allowance	42,423	212,721
Total tax benefit	$—	$—

	2025	2024
US federal statutory rate	21.0%	21.0%
Oregon state rate	6.6%	6.6%
Effects of:
Valuation allowance	(27.6)%	(27.6)%
	—	—

Deferred Income Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities as of June 30, 2025 and 2024 are as follows:

	2025	2024
Deferred tax assets
Net operating loss carryforwards	$2,249,303	$2,132,745
Property, plant and equipment	1,508	498
Exploration expenditures	782,351	856,808
Start-up costs	—	688
Total gross deferred tax assets	3,033,162	2,990,739
Valuation allowance	(3,033,162)	(2,990,739)
Net deferred tax asset	$—	$—

As of June 30, 2025, the Company had approximately $7,659,000 and $8,150,000, respectively, of federal and state net operating loss carry forwards that carry forward indefinitely. As of June 30, 2024, the Company had approximately $7,237,000 and $7,727,000, respectively, of federal and state net operating loss carry forwards that carry forward indefinitely. Tax credit carry forwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code (the “IRC”), as amended, as well as similar state provisions. In general, an ownership change as defined by the IRC results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the outstanding common stock of a company.

The Company is subject to U.S. federal income tax examinations by tax authorities for tax years 2022 to 2025. The Company may be subject to income tax examinations for the various state taxing authorities which vary by jurisdiction.

Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, and uncertainty about future taxable profits, the net deferred tax assets are fully offset by a valuation allowance at June 30, 2025 and 2024.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.